ASSETS PLEDGED (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Assets pledged

(in thousands of $)	2013	2012
Vessel, net	40,580	43,446
Restricted cash and investments	26,730	35,268
	67,310	78,714